Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 5,664,276	$ 5,585,906
Structured settlement annuities | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 166,290	$ 109,578
Structured settlement annuities | Minimum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.298%	1.307%
Structured settlement annuities | Maximum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	2.186%	2.184%
Structured settlement annuities | Weighted average | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.693%	1.696%